Members' Equity (Deficit) And Redeemable Preferred Units - Additional Information (Detail) - Subsidiaries [Member] - Redeemable Senior Preferred Units [Member]	12 Months Ended
Dec. 31, 2020 USD ($) Day
Limited Liability Company LLC Members Equity and Redeemable Preferred Units [Line Items]
Limited Liability Company LLC Preferred Unit Annual Yield Percentage	12.50%
Limited Liability Company LLC Preferred Unit Annual Yield Percentage Increase By Basis Points | Day	100
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid | $	$ 0
After June Thirty Two Thousand and Twenty One [Member]
Limited Liability Company LLC Members Equity and Redeemable Preferred Units [Line Items]
Limited Liability Company LLC Redeemable Preferred Unit Percentage of Redemption Premium	0.00%
Between July First Two Thousand and Twenty to June Thirty Two Thousand and Twenty One [Member]
Limited Liability Company LLC Members Equity and Redeemable Preferred Units [Line Items]
Limited Liability Company LLC Redeemable Preferred Unit Percentage of Redemption Premium	2.00%
Between July First Two Thousand and Nineteen to June Thirty Two Thousand and Twenty [Member]
Limited Liability Company LLC Members Equity and Redeemable Preferred Units [Line Items]
Limited Liability Company LLC Redeemable Preferred Unit Percentage of Redemption Premium	4.00%